Artisan Global Unconstrained Fund Expense Example - Artisan Global Unconstrained Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 172
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	2,437
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	2,128
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	$ 2,095